Assets Held for Sale_Assets Held For Sale (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2017 KRW (₩)		Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 USD ($)
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		₩ 155,506		₩ 52,148	$ 145,684
Fair value less costs to sell		₩ 276,068		54,004
Changes In Accumulated Impairment Of Assets Held For Sale Abstract [Abstract]
Description Of Noncurrent Asset Or Disposal Group Held For Sale Which Were Sold Or Reclassified		As of December 31, 2017, assets held for sale consist of Kookmin bank Myeongdong head office and ten properties that had been owned by closed branches of the bank. These were reclassified as assets held for sale by management’s decision and were not disposed of as at the reporting date. The sales of Myoengdong head office is scheduled to be completed in 2018 as sales contract was entered into during 2017. Negotiations with buyers are underway for three of the other ten properties. The Group is also actively seeking sales opportunities for the remaining seven properties.
Gross Carrying Amount
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		₩ 168,307		₩ 81,396
Description Of Acquisition Cost Of Buildings Held For Sale	[1]	Acquisition cost of buildings held for sale is net of accumulated depreciation.		Acquisition cost of buildings held for sale is net of accumulated depreciation.
Accumulated Impairment Member [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		₩ (12,801)		₩ (29,248)
Reconciliation Of Changes In Accumulated Impairment Losses Of Assets Held For Sale Abstract [Abstract]
Beginning		(29,248)		(24,484)
Changes In Accumulated Impairment Of Assets Held For Sale Abstract [Abstract]
Provision		(24,192)	[2]	(5,269)
Reversal		5,138		96
Others		35,501	[2]	409
Ending		(12,801)		(29,248)
Land held for sale
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		131,953		23,131
Fair value less costs to sell		251,520		24,704
Land held for sale | Gross Carrying Amount
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		133,445		31,310
Land held for sale | Accumulated Impairment Member [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		(1,492)		(8,179)
Buildings held for sale
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		23,553		29,017
Fair value less costs to sell		24,548		29,300
Buildings held for sale | Gross Carrying Amount
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount	[1]	34,862		50,086
Buildings held for sale | Accumulated Impairment Member [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		₩ (11,309)		₩ (21,069)

[1]	Acquisition cost of buildings held for sale is net of accumulated depreciation.
[2]	Including the amount of assets of disposal group as held for sale sold during 2017